S000003866 [Member] Expense Example - BlackRock Global Allocation Portfolio - BlackRock Global Allocation Portfolio	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	270
Expense Example, with Redemption, 5 Years	496
Expense Example, with Redemption, 10 Years	$ 1,145